Property and Equipment - Schedule of Net Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Land	$ 42,438	$ 52,333
Construction-in-process	19,231	25,310
Buildings and improvements	285,407	320,289
Machinery and equipment	701,018	814,040
Property and equipment, gross	1,048,094	1,211,972
Less: accumulated depreciation	629,953	668,262
Property and equipment, net	$ 418,141	$ 543,710